Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Accumulated amortization	$ (703)	$ (822)	$ (1,440)	$ (1,643)
Net Book Value	23,724		23,724		$ 25,164
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - Cost	41,851		41,851		44,877
Balance - Accumulated amortization	(18,127)		(18,127)		(19,713)
Additions - Cost			0
Additions - Accumulated amortization			(1,440)
Write-offs - Cost			(3,026)
Write-offs - Accumulated Amortization			3,026
Net Book Value	$ 23,724		23,724		$ 25,164
Net Book Value - Additions			$ (1,440)